The Company (Details)	12 Months Ended
Dec. 31, 2011
The Company [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments	three reportable segments
Noncontrolling Interest, Ownership Percentage by Parent	20.00%
Erye Merger Agreement [Member]
The Company [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	51.00%